Earnings Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ (274,156)	$ 30,022	$ 1,183,254	$ 60,893	$ 1,469,660	$ 604,851
Weighted average common shares outstanding	2,718,383	415,815	2,462,251	415,726	1,250,002	402,284
Effect of dilutive securities			$ 35,557		$ 397,293
Weighted average dilutive common shares outstanding	2,718,383	415,815	2,497,808	415,726	1,647,295	402,284
Earnings per common share – basic	$ (0.10)	$ 0.07	$ 0.48	$ 0.15	$ 1.18	$ 1.50
Earnings per common share – diluted	$ (0.10)	$ 0.07	$ 0.47	$ 0.15	$ 0.89	$ 1.50